CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 408,408,895	¥ 2,652,043,999	¥ 2,433,820,369	¥ 2,254,970,152
Cost of goods sold	365,324,266	2,372,269,654	2,173,381,791	2,009,229,511
Gross profit	43,084,629	279,774,345	260,438,578	245,740,641
Operating expenses:
Selling	802,410	5,210,530	4,880,386	5,160,405
General and administrative	7,739,047	50,254,277	43,421,610	41,645,512
Impairment loss of property, plant and equipment	1,081,186	7,020,788	0	0
Total operating expenses	9,622,643	62,485,595	48,301,996	46,805,917
Income from operations	33,461,986	217,288,750	212,136,582	198,934,724
Other income (expenses):
Government subsidy	6,564,925	42,630,000
Interest income	1,954,891	12,694,278	2,707,003	3,850,272
Interest expense	(14,700,699)	(95,460,460)	(102,884,972)	(91,158,982)
Amortized issuance cost of bonds (note 15)	(790,764)	(5,134,902)	(5,134,902)	(4,442,288)
Loss on sale of available-for-sale securities (note 4)		0	(1,965,765)	0
Others, net	(32,565)	(211,468)	756,252	(505,384)
Total other expense, net	(7,004,212)	(45,482,552)	(106,522,384)	(92,256,382)
Income before income tax expenses	26,457,774	171,806,198	105,614,198	106,678,342
Income tax expenses (note 17)
Current	6,884,739	44,706,746	26,403,549	27,150,033
Deferred	(270,296)	(1,755,197)
Income tax expenses	6,614,443	42,951,549	26,403,549	27,150,033
Net income attributable to ordinary shareholders	19,843,331	128,854,649	79,210,649	79,528,309
Other comprehensive loss, net of tax:
Unrealized holding loss for available-for-sale securities, net of tax effects of RMB248,712 for the years ended December 31, 2013		0	0	(746,137)
Reclassification adjustment of available-for-sale securities net of tax effect			746,137
Foreign currency translation adjustment	(7,892)	(51,245)	(2,831)	25,405
Other comprehensive loss	(7,892)	(51,245)	743,306	(720,732)
Total comprehensive income attributable to ordinary shareholders	$ 19,835,439	¥ 128,803,404	¥ 79,953,955	¥ 78,807,577
Earnings per share (note 2):
Basic and Diluted (in CNY or dollars per share) | (per share)	$ 0.77	¥ 5.01	¥ 3.08	¥ 3.09
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares) | shares	25,725,000	25,725,000	25,725,000	25,725,000